First Trust Nasdaq Artificial Intelligence and Robotics ETF Average Annual Total Returns		12 Months Ended	18 Months Ended	60 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	117 Months Ended	120 Months Ended	142 Months Ended		144 Months Ended	161 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq CTA Artificial Intelligence and Robotics(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.90%		1.48%		8.20%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.35%	14.42%	14.34%	14.42%	13.59%	15.12%	14.82%	13.59%	13.58%	13.67%	14.65%
First Trust Nasdaq Artificial Intelligence and Robotics ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.16%		0.95%		7.57%
Performance Inception Date	Feb. 21, 2018
First Trust Nasdaq Artificial Intelligence and Robotics ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.16%		0.84%		7.43%
First Trust Nasdaq Artificial Intelligence and Robotics ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.97%		0.68%		6.00%